SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”), and are expressed in US dollars. These consolidated financial statements include the accounts of the Company and the accounts of the Company’s wholly owned subsidiaries, Qeyos, incorporated in British Columbia, Canada, and Wuxi, incorporated in the People’s Republic of China. The Company’s fiscal year-end is December 31.  Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates which have been made using careful judgement.
The consolidated financial statements have, in management’s opinion, been properly prepared within reasonable limits of materiality and within the framework of the significant accounting policies summarized below:
a)    Cash and Cash Equivalents
Cash consists of cash on deposit with high quality major financial institutions. The carrying amounts approximated fair market value due to the liquidity of these deposits.  For purposes of the balance sheets and statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.  The Company had no cash equivalents at December 31, 2015 and 2014.
b)    Use of Estimates and Assumptions
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period.  Management evaluates estimates and judgments on an ongoing basis.  Actual results could differ from these estimates.  The significant areas requiring management’s estimates and assumptions include the fair value of shares issued to settle debt, share-based compensation, valuation of receivables and inventory, estimated life, amortization rates and impairment of long-lived assets, valuation allowance for income tax purposes, and fair value measurement of financial instruments.
c)    Revenue Recognition
The Company recognizes revenue when all of the following criteria are met: (1) the Company has evidence of an arrangement with a customer; (2) the Company delivers the specified products; (3) license agreement terms are fixed or determinable and free of contingencies or uncertainties that may alter the agreement such that it may not be complete and final; and (4) collection is probable.
d)    Software Development Costs
The Company accounts for software development costs in accordance with Accounting Standards Codification (“ASC”) 985-20, Software - Cost of Software to Be Sold, Leased, whereby costs for the development of new software products and substantial enhancements to existing software products are expensed as incurred until technological feasibility has been established and all research and development activities for the other components of the product or processes have been completed, at which time any additional costs are capitalized. In accordance with ASC 985-705, software modification costs to satisfy upgrades and changes in system configurations are expensed as incurred.

To December 31, 2015, software development costs, comprised of salaries, wages and benefits, and direct overhead, have been charged to operations as the research and development activities for other components of the product and processes have not been completed.

e)    Inventory
Inventory is recorded at the lower of cost or market, with cost being determined on the weighted average method.  When required, a provision is made to reduce excess and obsolete inventory to estimated net realizable value.  The net realizable value of inventory is generally considered to be the selling price in the ordinary course of business, less the estimated costs of completion and estimated costs to make the sale.  Inventory consists of computers, monitors, printers, parts and enclosures, and general inventory.
f)    Equipment and Amortization
Equipment is recorded at cost and amortized using the declining-balance and straight-line method at rates determined to estimate the useful lives of the assets. The annual rates used in calculating amortization are as follows:
Computer hardware	30% straight-line
Computer software	50% declining-balance
Office furniture	20% declining-balance
Equipment	30% declining-balance

g)	Intangible Assets
Patents, trademarks and other rights have been capitalized in accordance with ASC 350-40, Intangibles – Goodwill and Other – Internal-Use Software. Amortization is calculated on a straight line basis over an estimated useful life of 10 years.
If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the excess of the carrying value over the fair value of the asset.
h)    Foreign Currency Translation
The Company’s functional currency is the U.S. dollar.  Transactions in foreign currency are translated in accordance with ASC Topic 830, Foreign Currency Matters, into U.S. dollars and reported as follows:
i)	monetary items at the exchange rate prevailing at the balance sheet date;
ii)	non-monetary items at the historical exchange rate;
iii)	revenue and expense at the average exchange rate in effect during the applicable accounting period.
Gains and losses on foreign currency transactions are reported in the statements of operations.
i)    Basic and Diluted Loss Per Share
The Company computes loss per share in accordance with ASC 260, Earnings Per Share.  Under these provisions, basic loss per share is computed using the weighted average number of common shares outstanding during the periods.  Diluted loss per share is computed using the weighted average number of common and potentially dilutive common shares outstanding during the period.  As the Company generated net losses in the periods presented, the basic and diluted loss per share is the same, as the exercise of options or warrants would be anti-dilutive.
j)    Fair Value of Financial Instruments
ASC 820, Fair Value Measurements and Disclosures, and ASC 825, Financial Instruments, establish a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value.  The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.
These tiers are:
•	Level 1 – defined as observable inputs such as quoted prices in active markets;
•	Level 2 – defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and
•	Level 3 – defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.
Cash consists of cash on deposit with a high quality major financial institution.  The carrying cost approximates fair value due to the liquidity of these deposits.  The carrying amounts of other financial assets and liabilities, comprising receivables, loans receivable, accounts payable and accrued liabilities, and due to and loans payable to related parties, were a reasonable approximation of their fair value.
l)    Income Taxes
The Company has adopted ASC 740, Income Taxes. This standard requires the use of an asset and liability approach for financial accounting, and reporting on income taxes. Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.
m)    Asset Impairment
Long-lived assets are tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable, pursuant to guidance established in ASC 360-50, Impairment or Disposal of Long-lived Assets. The Company determines impairment by comparing the undiscounted future cash flows estimated to be generated by its assets to their respective carrying amounts. If impairment is deemed to exist, assets are written down to fair value.
n)    Comprehensive Loss
ASC 220, Comprehensive Income, establishes standards for the reporting and display of comprehensive items in the consolidated financial statements.  As at December 31, 2015, 2014 and 2013, the Company had no items that represent a comprehensive income or loss and, therefore, has not included a statement of comprehensive loss in the consolidated financial statements.
o)    Equity Instruments
In situations where common shares are issued and the fair value of the goods or services received is not readily determinable, the fair value of the common shares is used to measure and record the transaction.  The fair value of the common shares issued in exchange for the receipt of goods and services is based on the share price as of the earliest of:
i)	the date at which the counterparty’s performance is complete;
ii)	the date at which a commitment for performance by the counterparty to earn the common shares is reached; or
iii)	the date at which the common shares are issued if they are fully vested and non-forfeitable at that date.
The Company has a share-based compensation plan which is described more fully in Note 8.  The Company measures the compensation cost of stock options and other share-based awards to employees and directors at fair value at the grant date and recognizes compensation expense over the requisite service period for awards expected to vest. Except for transactions with employees and directors, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received, or the fair value of the equity instruments issued, whichever is more reliably measurable.  Additionally, the Company has determined that the dates used to value the transaction are either:
i)	The date at which a commitment for performance by the counter party to earn the equity instruments is established; or
ii)	The date at which the counter party’s performance is complete.
p)    Recent Accounting Pronouncements
In April 2014, the Financial Accounting Standards Board (“FASB”) issued  Accounting Standards Update ("ASU") 2014-8, Presentation of Financial Statements and Property, Plant and Equipment: Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity.  The core principle of the guidance raises the threshold for a disposal to qualify as a discontinued operation and requires new disclosures of both discontinued operations and certain other disposals that do not meet the new definition of a discontinued operation.  The amendments in this ASU are effective prospectively for disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years.  Early adoption is permitted but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued or available for issuance.  The Company’s January 1, 2015 adoption of the updated guidance had no impact on the Company’s consolidated financial position, results of operations or cash flows.
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which modifies how all entities recognize revenue, and consolidates into one ASC Topic (ASC Topic 606, Revenue from Contracts with Customers) the current guidance found in ASC Topic 605, Revenue Recognition, and various other revenue accounting standards for specialized transactions and industries. The core principle of the guidance is that “an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.” In achieving this objective, an entity must perform five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations of the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation. ASU 2014-09 also clarifies how an entity should account for costs of obtaining or fulfilling a contract in a new ASC Subtopic 340-40, Other Assets and Deferred Costs - Contracts with Customers.
ASU 2014-09 is effective for public companies for annual periods beginning after December 15, 2016 and interim periods within those annual periods, and early adoption is not permitted. ASU 2014-09 may be applied using either a full retrospective approach, in which all years included in the financial statements are presented under the revised guidance, or a modified retrospective approach. Under the modified retrospective approach, financial statements will be prepared using the new standard for the year of adoption, but not for prior years. Under this method, entities will recognize a cumulative catch-up adjustment to the opening balance of retained earnings at the effective date for contracts that still require performance by the company and disclose all line items in the year of adoption as if they were prepared under the old revenue guidance. The Company will adopt ASU 2014-09 on January 1, 2017 and is currently evaluating the impact that this adoption will have on the consolidated financial statements. At this time, the Company has not determined the transition method that will be used.
In June 2014, the FASB issued ASU 2014-12, Compensation – Stock Compensation: Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period.  The core principle of the guidance requires that a performance target that affects vesting and that could be achieved after the requisite service period should be treated as a performance condition.  The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015.  Early adoption is permitted.  Entities may apply the amendments in ASU 2014-12 either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter.  The Company does not expect this update to have a material impact on its consolidated statements.
In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The update provides GAAP guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and about related footnote disclosures.  The amendements in this update are effective for annual periods ending after December 15, 2016, and for annual periods and interim periods thereafter.  Early adoption is permitted.  The Company does not expect this update to have a material impact on its consolidated financial statements.
In November 2014, the FASB issued ASU 2014-17, Business Combinations (Topic 805) – Pushdown Accounting.  The amendments in this update provide an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity.  The amendments in this update became effective on November 18, 2014.  After the effective date, an acquired entity could make an election to apply the guidance to future change-in-control events or to its most recent change-in-control event.  However, if the financial statements for the period in which the most recent change-in-control event occurred already have been issued or made available to be issued, the application of this guidance would be a change in accounting principle.  The Company does not expect this update to have a material impact on its financial statements.
In April 2015, the FASB issued ASU 2015-03 Simplifying the Presentation of Debt Issuance Costs. This update requires capitalized debt issuance costs to be classified as a reduction to the carrying value of debt rather than a deferred charge, as is currently required. This update will be effective for the Company for all annual and interim periods beginning after December 15, 2015 and is required to be adopted retroactively for all periods presented, and early adoption is permitted. The Company is currently evaluating the expected impact of this new accounting standard on its financial statements.
In August 2015, the FASB issued ASU 2015-14, "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date". The amendments in ASU 2015-14 defer the effective date of ASU 2014-09 for all entities by one year. Public business entities, certain not-for-profit entities, and certain employee benefit plans should apply the guidance in ASU 2014-09 to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is currently in the process of evaluating the impact of the adoption on its consolidated financial statements.
In August 2015, the FASB issued ASU 2015-15, "Interest - Imputation of Interest (Subtopic 835-30) - Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements". On April 7, 2015, the FASB issued ASU 2015-03, Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, which requires entities to present debt issuance costs related to a recognized debt liability as a direct deduction from the carrying amount of that debt liability. Given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements, the SEC staff stated that they would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.
In September 2015, the FASB issued ASU 2015-16, "Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments". The amendments in ASU 2015-16 require that an acquirer recognize adjustments to estimated amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The amendments require that the acquirer record, in the same period's financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the estimated amounts, calculated as if the accounting had been completed at the acquisition date. The amendments also require an entity to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the estimated amounts had been recognized as of the acquisition date. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.
In November 2015, the FASB issued ASU 2015-17, "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes". The amendments in ASU 2015-17 eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. The amendments in this ASU are effective for public business entities for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The amendments may be applied prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company is currently in the process of evaluating the impact of the adoption on its consolidated financial statements.
In January 2016, the FASB issued ASU 2016-01, "Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities." The amendments in ASU 2016-01, among other things, requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income; requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables); eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. The amendments in this ASU are effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption of the own credit provision. In addition, the new guidance permits early adoption of the provision that exempts private companies and not-for-profit organizations from having to disclose fair value information about financial instruments measured at amortized cost. The Company is currently in the process of evaluating the impact of the adoption on its consolidated financial statements.